Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Table reconciles intangible assets, other than goodwill
Beginning balance	$ 29,886
Amortization expense	(3,000)	(2,600)	(2,500)
Ending balance	46,901	29,886
Estimated Fair Values [Member]
Table reconciles intangible assets, other than goodwill
Beginning balance	29,886	31,432
Addition - Note B		1,060
Amortization expense	(3,028)	(2,606)
Backlog related expense	(150)
Ending balance	46,901	29,886
Estimated Fair Values [Member] | Valpey-Fisher [Member]
Table reconciles intangible assets, other than goodwill
Addition - Note B	2,820
Estimated Fair Values [Member] | D & R Acquisition [Member]
Table reconciles intangible assets, other than goodwill
Addition - Note B	$ 17,373